Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2023	2022
Federal statutory income tax rate	21.00%	21.00%
State income taxes	0.00%	0.00%
Permanent differences	(0.21)%	0.10%
Change in effective state income tax rate	0.00%	0.00%
True up prior year tax return	0.06%	(0.50)%
Change in valuation allowance	(20.85)%	(20.60)%
Net effective income tax rate	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2023	2022
Deferred tax assets:
Federal and state net operating loss carryovers	$9,391,254	$8,681,830
Stock compensation	2,578,060	862,079
Stock-based debt discounts	440,963	925,839
Goodwill and intangibles	1,106,693	5,197,470
Reorganization costs	28,135	-
Allowance for bad debts	132
Total deferred tax assets	$13,545,237	$15,667,218

Deferred tax liabilities:
Property and equipment	(561,128)	(149,777)
Total deferred liabilities	(561,128)	(149,777)

Net deferred tax assets (liabilities)	12,984,109	15,517,441
Less: valuation allowance	(12,984,109)	(15,517,441)
Deferred tax assets (liabilities)	$-	$-